Taxation - Summary of Components of Deferred Tax Assets (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Components of Deferred Tax Assets [Abstract]
Net operating loss carry-forwards	¥ 9,759,109	¥ 10,189,606
Government grants	33,719	41,713
Impairment of long-lived assets	43,592	29,660
Inventory reserve	81,922	69,730
Accruals and others	1,474,063	457,366
Leases	462,825	502,799
Valuation allowance	(10,870,573)	(10,277,822)	¥ (5,763,386)	¥ (3,564,719)
Total deferred tax assets, net of valuation allowance	984,657	1,013,052
Components of Deferred Tax Liabilities [Abstract]
Leases	(462,906)	(509,441)
Acquired intangible assets	(833,393)	(907,629)
Others	(298)
Total deferred tax liabilities	(1,296,597)	(1,417,070)
Deferred tax assets, net	29,992
Deferred tax liabilities, net	¥ (341,932)	¥ (404,018)